UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Savvas Savvinidis
Title:     Chief Operating Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

     Savvas Savvinidis     Stamford, Connecticut     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $107,037 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     1722    47000 SH       SOLE                    47000
BUNGE LIMITED                  COM              G16962105     3151    52300 SH       SOLE                    52300
CHUNGHWA TELECOM CO LTD        SPONS ADR NEW 09 17133Q403     3264   164600 SH       SOLE                   164600
ICICI BK LTD                   ADR              45104G104     5098   172800 SH       SOLE                   172800
ISHARES INC                    MSCI TAIWAN      464286731     3300   327100 SH       SOLE                   327100
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     3158   113100 SH       SOLE                   113100
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109     4902   416500 SH       SOLE                   416500
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104     1582    55300 SH       SOLE                    55300
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     9955   298400 SH       SOLE                   298400
SPDR GOLD TRUST                GOLD SHS         78463V107    13057   143200 SH       SOLE                   143200
SPDR GOLD TRUST                GOLD SHS         78463V107      158   211000 SH  CALL SOLE                   211000
SPDR TR                        UNIT SER 1       78462F103      995   668000 SH  PUT  SOLE                   668000
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    32530  2187615 SH       SOLE                  2817615
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    11967   235947 SH       SOLE                   235947
TERNIUM SA                     SPON ADR         880890108     3682   213300 SH       SOLE                   313300
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     8516   172600 SH       SOLE                   172600